Current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of current financial debt and derivative instruments [abstract]
Interest bearning accounts of associates payable on demand	$ 1,814	$ 2,085
Bank and other financial debt	899	976
Commercial Papers	893	4,258
Current portion of non-current financial debt	2,621	2,272
Fair value of derivative financial instruments	68	194
Total current financial debt and derivative financial instruments	$ 6,295	$ 9,785
Weighted average interest rate, associates	0.25%	0.40%
Weighted average interest rate on Bank and other financial debt	6.10%	5.00%